Summary of Significant Accounting Policies (Q1) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies [Abstract]
Schedule of Principal Activities From Which the Company Generates Revenue
The following is a description of principal activities from which the Company generates revenue, as well as a further breakdown of the components of subscription, transaction and services revenues for the three months ended March 31, 2021 and 2020:

	2021	2020
Subscription and transaction fees	$30,183	$23,125
Services and other	2,936	1,399
Subscription, transaction and services	$33,119	$24,524

The following is a description of principal activities from which the Company generates revenue, as well as a further breakdown of the components of subscription, transaction and services revenues for each year ended December 31:

	2020	2019	2018
Subscription and transaction fees	$99,609	$89,476	$74,725
Services and other	8,960	6,984	4,846
Subscription, transaction and services	$108,569	$96,460	$79,571